Offerings	Aug. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There is being registered hereunder an indeterminate aggregate initial offering price or number of the securities of each identified class as may be sold, from time to time, which includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.

In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnote 1. Debt securities may be issued at original issue discount.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 110,700.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-275970
Carry Forward Initial Effective Date	Feb. 07, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,642.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $45,000,000 of unsold securities of the Registrant that were previously registered on the Registrant’s Registration Statement on Form N-2 (File No. 333-275970) (the “Unsold Securities”), which was initially filed with the Securities and Exchange Commission (the “SEC”) on December 8, 2023, as amended on February 1, 2024, and declared effective by the SEC on February 7, 2024 (the “Prior Registration Statement”). The Registrant previously paid a filing fee in the aggregate of $6,642 relating to the Unsold Securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this Registration Statement.